Subsequent Events	6 Months Ended
Jun. 30, 2026
Subsequent Events [Abstract]
Subsequent Events
14.	Subsequent Events
In July 2026, the Company paid dividends of $377,083 on its outstanding Series A preferred shares to Imperial Petroleum Inc.
In July 2026, the Company completed a public offering of 288,375 units with each unit consisting of one common share and one Class F Warrant to purchase one common share, all of which were issued, resulting in gross proceeds of $6.0 million. The above number of shares reflects the proportionate adjustment following the reverse stock split effective on August 19, 2026 (Note 1).
On August 6, 2026, the Company took delivery of the vessel “Clean Reaper (ex. San Remo)” (Note 3).
Effective as of August 19, 2026, the Company effected a 1-for-40 reverse stock split of its shares of common stock (Note 1).
In August and September 2026, the Company, under the terms of the “At The Market” sales agreement with Aegis Capital Corporation, issued 2.0 million shares of common stock, resulting in net proceeds of $4.3 million.